LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee, net		¥ 553,688		$ 226,551	¥ 1,580,464
Secured current portion of long-term borrowings		481,801		$ 34,550	241,026
Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee		810,327			2,343,586
Less: allowance for doubtful accounts		(256,639)			(763,122)
Loan recognized as a result of payment under the guarantee, net		553,688			1,580,464
Amount of assets pledged					435,300
Secured long-term borrowings					8,000
Secured current portion of long-term borrowings					¥ 152,300
Financing Receivable, Allowance for Credit Loss [Roll Forward]
At the beginning of year	¥ (256,639)	(189,305)	¥ (7,222)
Addition	(398,167)	(257,953)	(184,586)
Provision for credit losses	(255,105)	(37,961)	(36,474)
Write-off		37,757	15,606
Bought out by certain non-bank financing institutions without recourse		85,560
Payments from the borrowers or other recoveries	146,789	105,263	23,371
At the ending of the year	¥ (763,122)	¥ (256,639)	¥ (189,305)